UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                    (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS

QCI Balanced Fund

Schedule of Investments
(Unaudited)

As of June 30, 2019
		Shares	Value (Note 1)

COMMON STOCKS - 51.44%
Communication Services - 3.84%
*	Alphabet, Inc. - Class C	806	$ 871,213
*	Facebook, Inc.	2,800	540,456
	The Walt Disney Co.	4,300	600,452
	Verizon Communications, Inc.	8,225	469,894
			2,482,015
Consumer Discretionary - 5.07%
*	Amazon.com, Inc.	600	1,136,178
	McDonald's Corp.	3,500	726,810
	The Home Depot, Inc.	4,200	873,474
	The TJX Cos., Inc.	10,200	539,376
			3,275,838
Consumer Staples - 3.58%
	Altria Group, Inc.	8,175	387,086
	Constellation Brands, Inc.	3,000	590,820
	PepsiCo, Inc.	4,285	561,892
	The Procter & Gamble Co.	7,085	776,870
			2,316,668
Energy - 4.84%
	Anadarko Petroleum Corp.	5,000	352,800
	Chevron Corp.	4,000	497,760
	Enbridge, Inc.	20,848	752,196
	Exxon Mobil Corp.	10,000	766,300
	Schlumberger Ltd.	19,075	758,041
			3,127,097
Financials - 9.15%
	Bank of America Corp.	35,500	1,029,500
*	Berkshire Hathaway, Inc.	5,000	1,065,850
	Chubb Ltd.	3,075	452,917
	JPMorgan Chase & Co.	7,950	888,810
	Mastercard, Inc.	2,300	608,419
	The Charles Schwab Corp.	10,500	421,995
	The Goldman Sachs Group, Inc.	3,400	695,640
	The PNC Financial Services Group, Inc.	5,500	755,040
			5,918,171
Health Care - 7.87%
	Abbott Laboratories	9,000	756,900
	Acreage Holdings, Inc.	20,890	343,139
*	HEXO Corp.	50,000	266,000
	Humana, Inc.	2,100	557,130
*	Incyte Corp.	8,000	679,680
	Johnson & Johnson	6,075	846,126
*	Regeneron Pharmaceuticals, Inc.	1,300	406,900
	Roche Holding AG	18,000	631,800
	Zimmer Biomet Holdings, Inc.	5,075	597,531
			5,085,206

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2019
		Shares	Value (Note 1)

COMMON STOCKS - Continued
Industrials - 6.06%
*	Gencor Industries, Inc.	15,000	$ 195,000
	General Dynamics Corp.	2,700	490,914
	Granite Construction, Inc.	18,891	910,168
	Southwest Airlines Co.	15,000	761,700
	The Boeing Co.	1,800	655,218
*	The LS Starrett Co.	10,878	72,012
*	Transcat, Inc.	8,054	206,102
*	Uber Technologies, Inc.	5,000	231,900
	United Parcel Service, Inc.	3,825	395,008
			3,918,022
Information Technology - 8.33%
	Apple, Inc.	6,000	1,187,520
*	Check Point Software Technologies Ltd.	5,000	578,050
	Cisco Systems, Inc.	9,000	492,570
	Corning, Inc.	10,000	332,300
	Intel Corp.	9,000	430,830
	Microsoft Corp.	5,000	669,000
	NVIDIA Corp.	4,100	673,343
*	ServiceNow, Inc.	1,800	496,080
	Universal Display Corp.	2,800	526,568
			5,386,261
Materials - 0.61%
	Ecolab, Inc.	2,000	394,880
			394,880
Utilities - 2.09%
	Duke Energy Corp.	6,000	529,440
	NextEra Energy, Inc.	4,000	819,440
			1,348,880

	Total Common Stocks (Cost $26,987,305)		33,253,038

EXCHANGE-TRADED PRODUCTS - 2.14%
Emerging Markets - 0.89%
	Schwab Emerging Markets Equity ETF	22,000	577,280

Financials - 1.25%
	Vanguard Mortgage-Backed Securities ETF	15,250	805,658

	Total Exchange-Traded Products (Cost $1,367,419)		1,382,938

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2019
				Value (Note 1)

PREFERRED STOCKS - 1.09%
Financials - 0.70%		Dividend Rate	Shares
Bank of America Corp.		6.000%	3,850	$101,987
JP Morgan Chase & Co.		6.100%	5,450	142,190
Prudential Financial, Inc.		5.625%	4,050	107,143
*	The PNC Financial Services Group, Inc.	0.000%	3,750	100,950
				452,270
Real Estate - 0.16%
* Public Storage		5.200%	4,250	105,570

Utilities - 0.23%
Duke Energy Corp.		5.625%	5,650	150,516

Total Preferred Stocks (Cost $684,913)				708,356

CORPORATE BONDS - 18.35%
Communication Services - 1.49%	Principal	Coupon Rate	Maturity Date
Verizon Communications, Inc.	$875,000	3.450%	3/15/2021	894,912
Verizon Communications, Inc.	65,000	4.600%	4/1/2021	67,645
				962,557
Consumer Staples - 1.44%
General Mills, Inc.	$915,000	3.150%	12/15/2021	930,481
				930,481
Energy - 1.36%
Chevron Corp.	50,000	2.355%	12/5/2022	50,408
Chevron Corp.	815,000	2.566%	5/16/2023	827,600
				878,008
Financials - 4.13%
Bank of America Corp.	790,000	3.527%	10/21/2022	803,583
JP Morgan Chase & Co.	945,000	4.350%	8/15/2021	982,436
US Bancorp	865,000	3.100%	4/27/2026	883,250
				2,669,269
Industrials - 4.35%
Caterpillar, Inc.	925,000	3.900%	5/27/2021	954,376
John Deere Capital Corp.	960,000	2.800%	1/27/2023	980,149
Norfolk Southern Corp.	290,000	3.250%	12/1/2021	295,874
Norfolk Southern Corp.	575,000	3.000%	4/1/2022	585,146
				2,815,545
Information Technology - 5.58%
Apple, Inc.	920,000	2.850%	5/6/2021	933,319
Apple, Inc.	840,000	2.706%	5/11/2022	843,619
Microsoft Corp.	920,000	2.375%	5/1/2023	930,997
Oracle Corp.	890,000	2.400%	9/15/2023	895,980
				3,603,915

Total Corporate Bonds (Cost $11,724,799)				11,859,775

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2019
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

FEDERAL AGENCY OBLGATIONS - 7.98%
Federal National Mortgage Association	$2,265,000	2.000%	1/5/2022	$2,276,178
Federal National Mortgage Association	1,375,000	2.625%	9/6/2024	1,428,513
Federal National Mortgage Association	1,470,000	1.875%	9/24/2026	1,454,046

Total Federal Agency Obligations (Cost $4,993,910)				5,158,737

MUNICIPAL BOND - 2.59%
New York State Dormitory Authority	60,000	3.630%	3/15/2027	64,006
New York State Urban Development
Corp.	790,000	3.350%	3/15/2026	828,789
New York State Urban Development
Corp.	750,000	3.270%	3/15/2028	779,730

Total Municipal Bond (Cost $1,599,848)				1,672,525

U.S. TREASURY NOTES - 14.52%
United States Treasury Note	350,000	1.000%	11/15/2019	348,523
United States Treasury Note	1,580,000	2.000%	11/30/2020	1,583,333
United States Treasury Note	2,885,000	1.625%	11/15/2022	2,875,308
United States Treasury Note	1,110,000	2.375%	8/15/2024	1,143,300
United States Treasury Note	2,160,000	2.750%	6/30/2025	2,273,906
United States Treasury Note	1,060,000	3.125%	11/15/2028	1,162,853

Total U.S. Treasury Notes (Cost $9,196,095)				9,387,223

SHORT-TERM INVESTMENT - 1.53%
§	Fidelity Investments Money Market Government		Shares
Portfolio - Institutional Class, 2.15%			986,225	986,225

Total Short-Term Investment (Cost $986,225)				986,225

Total Value of Investments (Cost $57,540,514) (a) - 99.64%				$64,408,817

Other Assets Less Liabilities - 0.36%				234,366

Net Assets - 100%				$64,643,183

* Non-income producing investment
§ Represents 7 day effective yield

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$7,773,286
Aggregate gross unrealized depreciation				(904,983)

Net unrealized appreciation				$6,868,303

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2019

Summary of Investments	% of Net
by Sector	Assets	Value
Common Stocks:
Communication Services	3.84%	$ 2,482,015
Consumer Discretionary	5.07%	3,275,838
Consumer Staples	3.58%	2,316,668
Energy	4.84%	3,127,097
Financials	9.15%	5,918,171
Health Care	7.87%	5,085,206
Industrials	6.06%	3,918,022
Information Technology	8.33%	5,386,261
Materials	0.61%	394,880
Utilities	2.09%	1,348,880
Exchange-Traded Products:
Emerging Markets	0.89%	577,280
Financials	1.25%	805,658
Preferred Stocks:
Financials	0.70%	452,270
Real Estate	0.16%	105,570
Utilities	0.23%	150,516
Corporate Bonds:
Communication Services	1.49%	962,557
Consumer Staples	1.44%	930,481
Energy	1.36%	878,008
Financials	4.13%	2,669,269
Industrials	4.35%	2,815,545
Information Technology	5.58%	3,603,915
Federal Agency Obligations	7.98%	5,158,737
Municipal Bond	2.59%	1,672,525
U.S. Treasury Notes	14.52%	9,387,223
Short-Term Investment	1.53%	986,225
Other Assets Less Liabilities	0.36%	234,366
Total Net Assets	100.00%	$64,643,183

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2019

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$33,253,038	$33,253,038	$-	$-
Exchange-Traded Products	1,382,938	1,382,938	-	-
Preferred Stocks	708,356	708,356	-	-
Corporate Bonds	11,859,775	-	11,859,775	-
Federal Agency Obligations	5,158,737	-	5,158,737	-
Municipal Bond	1,672,525	-	1,672,525	-
U.S. Treasury Notes	9,387,223	-	9,387,223	-
Short-Term Investment	986,225	986,225	-	-
Total Assets	$64,408,817	$36,330,557	$28,078,260	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
Date: August 26, 2019	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: August 26, 2019	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: August 26, 2019	Ashley E. Harris Treasurer and Principal Financial Officer